American Century Investments®
Quarterly Portfolio Holdings
High-Yield Fund
June 30, 2025

High-Yield - Schedule of Investments
JUNE 30, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 79.3%
Aerospace and Defense — 3.2%
ATI, Inc., 4.875%, 10/1/29	690,000	676,394
Axon Enterprise, Inc., 6.125%, 3/15/30(1)	30,000	30,926
Axon Enterprise, Inc., 6.25%, 3/15/33(1)	17,000	17,547
Bombardier, Inc., 7.50%, 2/1/29(1)(2)	175,000	183,876
Bombardier, Inc., 8.75%, 11/15/30(1)	427,000	462,795
Spirit AeroSystems, Inc., 4.60%, 6/15/28	440,000	432,837
TransDigm, Inc., 6.75%, 8/15/28(1)	368,000	376,239
TransDigm, Inc., 4.625%, 1/15/29	500,000	490,956
		2,671,570
Automobile Components — 1.5%
Goodyear Tire & Rubber Co., 5.00%, 5/31/26	278,000	278,900
ZF North America Capital, Inc., 7.125%, 4/14/30(1)	1,000,000	978,900
		1,257,800
Automobiles — 0.7%
Ford Motor Credit Co. LLC, 3.625%, 6/17/31	700,000	616,451
Banks — 0.8%
Freedom Mortgage Corp., 12.00%, 10/1/28(1)	375,000	403,522
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	75,000	77,957
Planet Financial Group LLC, 10.50%, 12/15/29(1)	195,000	195,345
		676,824
Broadline Retail — 0.9%
Macy's Retail Holdings LLC, 5.875%, 4/1/29(1)(2)	250,000	247,663
Macy's Retail Holdings LLC, 6.125%, 3/15/32(1)(2)	275,000	262,534
Wayfair LLC, 7.75%, 9/15/30(1)	230,000	232,003
		742,200
Building Products — 1.6%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	620,000	609,111
Standard Industries, Inc., 4.375%, 7/15/30(1)	750,000	710,600
		1,319,711
Chemicals — 3.0%
Celanese U.S. Holdings LLC, 6.42%, 7/15/27	478,000	495,327
Celanese U.S. Holdings LLC, 6.85%, 11/15/28	270,000	283,890
Celanese U.S. Holdings LLC, 6.50%, 4/15/30	230,000	235,589
Chemours Co., 4.625%, 11/15/29(1)	400,000	348,554
Chemours Co., 8.00%, 1/15/33(1)	300,000	281,147
Olin Corp., 5.625%, 8/1/29	500,000	496,507
Tronox, Inc., 4.625%, 3/15/29(1)(2)	490,000	423,247
		2,564,261
Commercial Services and Supplies — 3.0%
Clean Harbors, Inc., 4.875%, 7/15/27(1)	500,000	497,902
Clean Harbors, Inc., 6.375%, 2/1/31(1)	245,000	251,188
Deluxe Corp., 8.125%, 9/15/29(1)	388,000	400,927
GFL Environmental, Inc., 4.00%, 8/1/28(1)	700,000	679,462
Williams Scotsman, Inc., 6.625%, 6/15/29(1)	285,000	292,759
Williams Scotsman, Inc., 6.625%, 4/15/30(1)	415,000	431,422
		2,553,660
Construction and Engineering — 0.8%
Brand Industrial Services, Inc., 10.375%, 8/1/30(1)	740,000	683,676

Construction Materials — 0.2%
Quikrete Holdings, Inc., 6.375%, 3/1/32(1)	113,000	116,271
Quikrete Holdings, Inc., 6.75%, 3/1/33(1)	68,000	70,206
		186,477
Consumer Finance — 0.3%
Bread Financial Holdings, Inc., VRN, 8.375%, 6/15/35(1)(2)	229,000	230,759
Consumer Staples Distribution & Retail — 2.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.625%, 1/15/27(1)	555,000	552,021
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.50%, 3/15/29(1)	600,000	569,082
Walgreens Boots Alliance, Inc., 3.45%, 6/1/26	400,000	391,622
Walgreens Boots Alliance, Inc., 8.125%, 8/15/29	200,000	212,242
		1,724,967
Containers and Packaging — 1.3%
Ball Corp., 6.875%, 3/15/28	305,000	312,310
Sealed Air Corp., 5.00%, 4/15/29(1)	380,000	376,153
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 2/15/31(1)	350,000	368,805
		1,057,268
Distributors — 0.4%
Performance Food Group, Inc., 6.125%, 9/15/32(1)	300,000	307,255
Diversified Consumer Services — 0.3%
Service Corp. International, 3.375%, 8/15/30	300,000	275,955
Diversified REITs — 0.5%
MPT Operating Partnership LP/MPT Finance Corp., 8.50%, 2/15/32(1)	409,000	428,371
Diversified Telecommunication Services — 0.7%
Fibercop SpA, 6.375%, 11/15/33(1)	355,000	346,512
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	165,000	139,631
Level 3 Financing, Inc., 10.00%, 10/15/32(1)	116,620	117,983
		604,126
Electric Utilities — 0.6%
Palomino Funding Trust I, 7.23%, 5/17/28(1)	490,000	517,885
Electronic Equipment, Instruments and Components — 0.5%
Sensata Technologies BV, 5.875%, 9/1/30(1)	385,000	385,836
Entertainment — 0.9%
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	750,000	727,608
Financial Services — 0.1%
PennyMac Financial Services, Inc., 6.875%, 2/15/33(1)	110,000	112,887
Food Products — 0.8%
Fiesta Purchaser, Inc., 9.625%, 9/15/32(1)(2)	250,000	264,417
Lamb Weston Holdings, Inc., 4.375%, 1/31/32(1)	150,000	141,044
Post Holdings, Inc., 6.25%, 2/15/32(1)	300,000	308,680
		714,141
Ground Transportation — 1.1%
United Rentals North America, Inc., 4.875%, 1/15/28	500,000	498,343
United Rentals North America, Inc., 3.875%, 2/15/31	500,000	470,522
		968,865
Health Care Equipment and Supplies — 2.5%
Avantor Funding, Inc., 3.875%, 11/1/29(1)	560,000	530,648
Hologic, Inc., 3.25%, 2/15/29(1)	350,000	333,792
Insulet Corp., 6.50%, 4/1/33(1)	114,000	118,935
Medline Borrower LP, 5.25%, 10/1/29(1)	650,000	645,408
Neogen Food Safety Corp., 8.625%, 7/20/30(1)	500,000	517,591
		2,146,374
Health Care Providers and Services — 8.6%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)	485,000	482,185
Acadia Healthcare Co., Inc., 7.375%, 3/15/33(1)(2)	230,000	237,241

AHP Health Partners, Inc., 5.75%, 7/15/29(1)	100,000	97,599
CHS/Community Health Systems, Inc., 5.625%, 3/15/27(1)	400,000	394,242
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(1)	250,000	199,545
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	550,000	470,650
CHS/Community Health Systems, Inc., 10.875%, 1/15/32(1)	370,000	392,613
CVS Health Corp., VRN, 7.00%, 3/10/55	260,000	268,817
DaVita, Inc., 4.625%, 6/1/30(1)	650,000	623,218
Encompass Health Corp., 4.75%, 2/1/30	250,000	247,024
IQVIA, Inc., 6.50%, 5/15/30(1)	447,000	461,160
Molina Healthcare, Inc., 4.375%, 6/15/28(1)	420,000	410,813
Molina Healthcare, Inc., 3.875%, 11/15/30(1)	100,000	93,076
Option Care Health, Inc., 4.375%, 10/31/29(1)	500,000	481,606
Owens & Minor, Inc., 4.50%, 3/31/29(1)(2)	350,000	314,041
Select Medical Corp., 6.25%, 12/1/32(1)(2)	275,000	276,824
Star Parent, Inc., 9.00%, 10/1/30(1)	259,000	272,745
Surgery Center Holdings, Inc., 7.25%, 4/15/32(1)(2)	555,000	566,246
Tenet Healthcare Corp., 6.125%, 10/1/28	320,000	320,648
Tenet Healthcare Corp., 6.125%, 6/15/30	650,000	662,112
		7,272,405
Hotel & Resort REITs — 0.4%
Service Properties Trust, 5.25%, 2/15/26	180,000	179,285
Service Properties Trust, 8.375%, 6/15/29	180,000	187,353
		366,638
Hotels, Restaurants and Leisure — 10.9%
1011778 BC ULC/New Red Finance, Inc., 4.375%, 1/15/28(1)	1,090,000	1,069,934
Bloomin' Brands, Inc./OSI Restaurant Partners LLC, 5.125%, 4/15/29(1)(2)	300,000	278,476
Boyd Gaming Corp., 4.75%, 12/1/27	400,000	397,783
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)(2)	929,000	887,362
Caesars Entertainment, Inc., 7.00%, 2/15/30(1)	100,000	103,621
Caesars Entertainment, Inc., 6.50%, 2/15/32(1)	137,000	140,663
Carnival Corp., 5.75%, 3/1/27(1)	1,000,000	1,008,882
Carnival Corp., 6.125%, 2/15/33(1)	96,000	98,283
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	670,000	630,369
International Game Technology PLC, 5.25%, 1/15/29(1)	820,000	813,161
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	650,000	670,072
MGM Resorts International, 4.625%, 9/1/26	215,000	214,857
Motion Finco SARL, 8.375%, 2/15/32(1)	275,000	252,099
NCL Corp. Ltd., 8.125%, 1/15/29(1)	500,000	527,403
Royal Caribbean Cruises Ltd., 5.375%, 7/15/27(1)	1,000,000	1,006,536
Six Flags Entertainment Corp., 7.25%, 5/15/31(1)	500,000	514,155
Station Casinos LLC, 4.625%, 12/1/31(1)	295,000	276,521
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	325,000	325,464
		9,215,641
Household Durables — 1.3%
KB Home, 7.25%, 7/15/30	550,000	569,733
Somnigroup International, Inc., 3.875%, 10/15/31(1)	355,000	323,130
TopBuild Corp., 3.625%, 3/15/29(1)	260,000	246,157
		1,139,020
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp., 4.625%, 2/1/29(1)	200,000	197,659
Life Sciences Tools and Services — 0.9%
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	500,000	485,497
Fortrea Holdings, Inc., 7.50%, 7/1/30(1)	300,000	271,928
		757,425

Machinery — 2.1%
Chart Industries, Inc., 9.50%, 1/1/31(1)	577,000	616,363
GrafTech Finance, Inc., 4.625%, 12/23/29(1)(2)	750,000	517,500
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 2/15/29(1)(2)	610,000	638,547
		1,772,410
Media — 6.4%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/1/31(1)	1,427,000	1,333,965
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31(1)	625,000	652,522
CSC Holdings LLC, 5.375%, 2/1/28(1)	350,000	320,744
CSC Holdings LLC, 7.50%, 4/1/28(1)	380,000	282,365
CSC Holdings LLC, 4.50%, 11/15/31(1)	365,000	257,157
DISH Network Corp., 11.75%, 11/15/27(1)	615,000	634,431
Gray Media, Inc., 10.50%, 7/15/29(1)(2)	200,000	215,015
Nexstar Media, Inc., 5.625%, 7/15/27(1)	460,000	459,221
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	500,000	480,569
TEGNA, Inc., 4.75%, 3/15/26(1)	262,000	261,772
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	570,000	530,108
		5,427,869
Metals and Mining — 2.6%
Cleveland-Cliffs, Inc., 7.00%, 3/15/27	400,000	400,400
Cleveland-Cliffs, Inc., 7.50%, 9/15/31(1)	43,000	41,508
Cleveland-Cliffs, Inc., 7.375%, 5/1/33(1)	550,000	516,802
Kaiser Aluminum Corp., 4.50%, 6/1/31(1)	800,000	748,984
Novelis Corp., 3.875%, 8/15/31(1)(2)	251,000	225,737
Roller Bearing Co. of America, Inc., 4.375%, 10/15/29(1)	250,000	242,400
		2,175,831
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(1)	445,000	465,623
Oil, Gas and Consumable Fuels — 5.1%
3R Lux SARL, 9.75%, 2/5/31(1)(2)	250,000	253,006
Antero Resources Corp. , 7.625%, 2/1/29(1)	244,000	250,673
CNX Resources Corp., 7.375%, 1/15/31(1)	500,000	521,933
EQT Corp., 7.50%, 6/1/27(1)	360,000	366,635
Expand Energy Corp., 6.75%, 4/15/29(1)	67,000	67,844
Expand Energy Corp., 5.375%, 3/15/30	670,000	672,354
Geopark Ltd., 8.75%, 1/31/30(1)	355,000	312,677
Petroleos Mexicanos, 6.49%, 1/23/27	500,000	497,789
SM Energy Co., 6.75%, 9/15/26	350,000	350,449
SM Energy Co., 6.75%, 8/1/29(1)	500,000	498,597
Sunoco LP/Sunoco Finance Corp., 7.00%, 9/15/28(1)	500,000	516,237
		4,308,194
Passenger Airlines — 0.7%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	363,055	362,449
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(1)	240,000	236,328
		598,777
Personal Care Products — 0.9%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC, 6.625%, 7/15/30(1)	350,000	358,313
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	420,000	397,122
		755,435
Pharmaceuticals — 4.0%
1261229 BC Ltd., 10.00%, 4/15/32(1)	300,000	302,847
180 Medical, Inc., 3.875%, 10/15/29(1)	700,000	666,301
AdaptHealth LLC, 4.625%, 8/1/29(1)	375,000	353,725
Bausch Health Cos., Inc., 4.875%, 6/1/28(1)	150,000	126,656
Bausch Health Cos., Inc., 11.00%, 9/30/28(1)(2)	158,000	156,532

Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)(2)	315,000	333,840
Jazz Securities DAC, 4.375%, 1/15/29(1)	367,000	354,756
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.125%, 4/30/31(1)	820,000	712,322
Perrigo Finance Unlimited Co., 4.90%, 6/15/30	250,000	245,981
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	118,000	115,782
		3,368,742
Professional Services — 0.6%
Concentra Health Services, Inc., 6.875%, 7/15/32(1)	490,000	507,941
Real Estate Management and Development — 0.3%
Forestar Group, Inc., 6.50%, 3/15/33(1)	225,000	226,863
Software — 0.4%
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	300,000	311,237
Specialized REITs — 2.2%
Iron Mountain, Inc., 4.875%, 9/15/29(1)	1,300,000	1,278,132
SBA Communications Corp., 3.125%, 2/1/29	570,000	538,825
		1,816,957
Specialty Retail — 1.3%
Murphy Oil USA, Inc., 3.75%, 2/15/31(1)	440,000	406,409
PetSmart, Inc./PetSmart Finance Corp., 4.75%, 2/15/28(1)	600,000	585,609
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	100,000	97,099
		1,089,117
Technology Hardware, Storage and Peripherals — 1.2%
Seagate HDD Cayman, 9.625%, 12/1/32	873,800	985,711
Trading Companies and Distributors — 0.2%
Herc Holdings, Inc., 6.625%, 6/15/29(1)	160,000	164,297
Wireless Telecommunication Services — 0.7%
U.S. Cellular Corp., 6.70%, 12/15/33	287,000	302,780
Vmed O2 U.K. Financing I PLC, 4.75%, 7/15/31(1)	265,000	245,298
		548,078
TOTAL CORPORATE BONDS (Cost $67,705,290)		66,946,797
EXCHANGE-TRADED FUNDS — 6.4%
iShares Broad USD High Yield Corporate Bond ETF(2)	53,100	1,991,781
iShares iBoxx $ High Yield Corporate Bond ETF	11,400	919,410
SPDR Bloomberg Short Term High Yield Bond ETF(2)	44,700	1,138,956
SPDR Portfolio High Yield Bond ETF	58,400	1,389,920
TOTAL EXCHANGE-TRADED FUNDS (Cost $5,270,090)		5,440,067
CONVERTIBLE PREFERRED SECURITIES — 4.0%
Banks — 3.1%
Banco Bilbao Vizcaya Argentaria SA, 6.125%	400,000	392,793
Banco Santander SA, 4.75%	200,000	194,386
Barclays PLC, 6.125%(2)	400,000	400,652
BNP Paribas SA, 4.625%(1)(2)	200,000	194,757
Intesa Sanpaolo SpA, 7.70%(1)	450,000	451,955
Lloyds Banking Group PLC, 7.50%	250,000	251,296
Nordea Bank Abp, 6.625%(1)(2)	250,000	252,063
Societe Generale SA, 4.75%(1)	235,000	232,096
Standard Chartered PLC, 6.00%(1)	200,000	200,000
		2,569,998
Capital Markets — 0.7%
Deutsche Bank AG, 6.00%	200,000	199,589
UBS Group AG, 5.125%	401,000	400,923
		600,512

Insurance — 0.2%
Allianz SE, 3.50%(1)	200,000	197,132
TOTAL CONVERTIBLE PREFERRED SECURITIES (Cost $3,335,752)		3,367,642
BANK LOAN OBLIGATIONS(3) — 1.6%
Health Care Equipment and Supplies — 0.5%
Medline Borrower LP, 2024 USD Add-on Term Loan B, 6.58%, (1-month SOFR plus 2.25%), 10/23/28	444,100	445,110
Passenger Airlines — 0.5%
American Airlines, Inc., 2024 1st Lien Term Loan B, 6.50%, (6-month SOFR plus 2.25%), 2/15/28	470,450	466,616
Pharmaceuticals — 0.6%
Endo Luxembourg Finance Co. I SARL, 2024 1st Lien Term Loan, 8.33%, (1-month SOFR plus 4.00%), 4/23/31	496,250	496,560
TOTAL BANK LOAN OBLIGATIONS (Cost $1,395,830)		1,408,286
PREFERRED SECURITIES — 1.1%
Banks — 0.9%
Citigroup, Inc., 3.875%	125,000	123,591
Citigroup, Inc., 4.00%	184,000	183,163
Comerica, Inc., 5.625%	425,000	425,000
M&T Bank Corp., 5.125%(2)	10,000	9,973
		741,727
Capital Markets — 0.2%
Charles Schwab Corp., 4.00%	180,000	177,522
TOTAL PREFERRED SECURITIES (Cost $912,887)		919,249
SHORT-TERM INVESTMENTS — 14.8%
Commercial Paper(4) — 5.2%
Mainbeach Funding LLC, 4.45%, 7/1/25(1)	2,150,000	2,149,741
Overwatch Alpha Funding LLC, 4.45%, 7/1/25(1)	2,200,000	2,199,735
		4,349,476
Money Market Funds — 9.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class	60,378	60,378
State Street Navigator Securities Lending Government Money Market Portfolio(5)	8,080,663	8,080,663
		8,141,041
TOTAL SHORT-TERM INVESTMENTS (Cost $12,491,041)		12,490,517
TOTAL INVESTMENT SECURITIES — 107.2% (Cost $91,110,890)		90,572,558
OTHER ASSETS AND LIABILITIES — (7.2)%		(6,118,343)
TOTAL NET ASSETS — 100.0%		$84,454,215

NOTES TO SCHEDULE OF INVESTMENTS
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $59,498,748, which represented 70.5% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $9,809,266. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate or range of rates shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty.
(4)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.
(5)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $10,132,420, which includes securities collateral of $2,051,757.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and bank loan obligations are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$66,946,797	—
Exchange-Traded Funds	$5,440,067	—	—
Convertible Preferred Securities	—	3,367,642	—
Bank Loan Obligations	—	1,408,286	—
Preferred Securities	—	919,249	—
Short-Term Investments	8,141,041	4,349,476	—
	$13,581,108	$76,991,450	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.